Note 16 - Trade and Other Payables	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of trade and other payables [text block]
16.	TRADE AND OTHER PAYABLES

	As at	As at
	March 31, 2018	March 31, 2017
Commodity suppliers' payables	$209,610	$203,581
Accrued liabilities	135,733	140,753
Green provisions	152,542	70,955
Sales tax payable	15,794	19,241
Trade accounts payable	45,887	20,025
Payable for former JV partner (Note 18)	26,375	-
Accrued gas payable	12,261	12,537
Other payables	18,232	32,077
	$616,434	$499,169